December 21, 2006

Securities and Exchange Commission

450 5th Street., N.W.

Washington, DC 20549

Re:	Post-Effective Amendment No. 12 to the Registration Statement
On Form N-4 for Separate Account Q of
The Guardian Insurance & Annuity Company, Inc.
(File Nos. 333-87468 and 811-21084)

Dear Sir or Madam:

On behalf of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) and its separate account, The Guardian Separate Account Q (the “Account”), transmitted herewith for filing is the Account’s Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 under the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940 (“1940 Act”).

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act in order to update the financial, biographical, tax, performance results and other information presented in the Prospectus and Statement of Additional Information. Editorial, stylistic and other non-material changes have also been made to the Amendment. Pursuant to Rule 485(b) under the 1933 Act, the Amendment will become effective December 26, 2006.

This Amendment also incorporates the responses to the Staff’s comments on Post-Effective Amendment No. 11, filed pursuant to Rule 485(a) under the 1933 Act on October 27, 2006. These responses to Staff comments were previously filed as correspondence with the Commission on December 15, 2006.

GIAC acknowledges the following with respect to the above-referenced filing:

(1)	the effectiveness of the filing does not foreclose the Commission from taking any action with respect to the filing;

(2)	the actions of the Commission or its Staff does not relieve GIAC, on its own behalf or on behalf of the Separate Account, from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

(3)	GIAC, on its behalf or on behalf of the Separate Account, may not assert the actions of the Commission or the Staff in providing comments on disclosure as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

As counsel to the Account, I represent that the Amendment is being filed solely for the reasons described above, and further represent that the Amendment does not contain any disclosure that would render it ineligible to become effective under Rule 485(b) under the 1933 Act.

Please call the undersigned at (212) 598-7177 with any comments or questions concerning this filing.

Very truly yours,

/s/    Stephanie Susens

Stephanie Susens

Counsel